SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥) customer	Sep. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) customer	Jun. 30, 2022 USD ($)	Feb. 28, 2022	Dec. 31, 2021 CNY (¥) customer	Sep. 30, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounting Policies
Closing foreign exchange rate of CNY per US$1.00	6.6981			7.1135				7.1135	6.6981
Equity securities measured at fair value using alternate measurement	¥ 214,169			¥ 206,929				$ 29,090	$ 31,975		¥ 207,166
Equity securities without readily determinable fair value, downward price adjustment	5,000	$ 746		14,940	$ 2,100
Equity securities without readily determinable fair value cumulative loss				14,940				2,100				¥ 0
Employee benefit expenses	213,183	31,827	¥ 113,658
Cash Consideration Paid	63,356	9,459		63,356		¥ 63,356
Cash Consideration Paid | $					8,906		$ 8,906
Equity method investment, unrealized gain loss on disposal	8,825	1,318
Accumulated deficit	(8,814,998)			(9,608,058)				$ (1,350,679)	$ (1,316,045)		¥ (7,458,752)		¥ 5,684
Percentage of ownership interest in equity investments without readily determinable fair value										15.63%
Unrealized losses from the change in fair value of the equity investments	¥ (8,825)	$ (1,318)		¥ (33,901)	(4,766)
Number of customers exceeding 10% of receivables				1				1			2
Number of customers exceeding 10% of contract asset balance				1				1			1
Beijing Yunshu
Accounting Policies
Percentage of ownership interest in equity investments without readily determinable fair value										15.63%
Other Comprehensive Income (Loss)
Accounting Policies
Unrealized losses from the change in fair value of the equity investments				¥ 33,901	$ 4,766
Adoption of ASU 326 | Adjustment
Accounting Policies
Accumulated deficit | ¥													¥ 5,684	¥ 5,684